Pay vs Performance Disclosure	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2021	Sep. 30, 2024	Jun. 30, 2021	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Company Selected Measure Name					Adjusted EPS
Named Executive Officers, Footnote
(1)

Mr. Longhi became our principal executive officer (“PEO”) on December 12, 2023 and was our PEO for the remainder of Fiscal 2024. Mr. Perreault, our former PEO, served as PEO from June 26, 2021 through December 12, 2023. Mr. Walsh, our former PEO, retired on June 26, 2021. Our non-PEO NEOs included: (a) for Fiscal 2024, Messrs. O’Brien, Beard and Koerwer and Mses. Zagorski and Shea-Ballay; (b) for Fiscal 2023, Messrs. O’Brien, Jastrzebski, Beard and Koerwer and Mses. Zagorski and Gaudiosi; (c) for Fiscal 2022, Messrs. Jastrzebski and Beard and Mses. Zagorski and Gaudiosi; and (d) for Fiscal 2021, Messrs. Jastrzebski, Beard and Gallagher and Mses. Zagorski and Gaudiosi.

Peer Group Issuers, Footnote
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 500 Utilities Index.

Adjustment To PEO Compensation, Footnote
(2)

The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO (M. Longhi) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021		2022		2023		2024
Summary Compensation Table Total		n/a		n/a		n/a	$6,227,806
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year		—		—		—	—
Add Service Cost of Pension in Fiscal Year		—		—		—	—
Add Prior Service Cost of Pension in Fiscal Year		—		—		—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year		—		—		—	(3,039,803)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year		—		—		—	2,830,513
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years		—		—		—	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year		—		—		—	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		—		—		—	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		—		—		—	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year		—		—		—	171,958
Compensation Actually Paid	$	n/a	$	n/a	$	n/a	$6,190,474

Former PEO (R. Perreault) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023	2024
Summary Compensation Table Total	$4,107,789	$6,060,694	$9,960,170	$5,346,550
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—
Add Service Cost of Pension in Fiscal Year	—	—	—	—
Add Prior Service Cost of Pension in Fiscal Year	—	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,522,588)	(4,158,984)	(7,733,691)	—
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,855,539	1,999,801	1,454,565	—
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	745,506	(2,073,984)	(1,912,144)	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	48,425	151,830	168,939	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(4,165)	(13,838)	(36,180)	(2,517,804)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	75,087	130,931	185,588	(376,158)
Compensation Actually Paid	$5,305,593	$2,096,450	$2,087,247	$2,452,588

Former PEO (Walsh) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023	2024
Summary Compensation Table Total	$6,853,838	n/a	n/a	n/a
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—
Add Service Cost of Pension in Fiscal Year	571,123	—	—	—
Add Prior Service Cost of Pension in Fiscal Year	—	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,000,639)	—	—	—
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,650,907	—	—	—
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,934,202	—	—	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	175,908	—	—	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(18,130)	—	—	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	170,940	—	—	—
Compensation Actually Paid	$11,338,149	n/a	n/a	n/a

Non-PEO NEO Average Total Compensation Amount					$ 3,026,732	$ 2,146,817	$ 2,036,182	$ 2,326,699
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,505,455	508,745	526,688	3,345,437
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Average other NEOs Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023	2024
Average Summary Compensation Table Total	$2,326,699	$2,036,182	$2,146,817	$3,026,732
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(4,416)	—	(112,777)	(324,287)
Add Service Cost of Pension in Fiscal Year	40,323	48,571	24,384	26,187
Add Prior Service Cost of Pension in Fiscal Year	—	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(946,162)	(996,247)	(1,220,089)	(1,098,440)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,336,445	479,065	170,192	833,860
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	458,419	(1,148,318)	(294,986)	65,638
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	3,411	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	93,323	76,365	48,985	8,316
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,135)	(12,696)	(254,651)	(60,141)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	42,941	43,766	(2,541)	27,590
Average Compensation Actually Paid for NEOs	$3,345,437	$526,688	$508,745	$2,505,455

Compensation Actually Paid vs. Total Shareholder Return

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Net Income

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Company Selected Measure

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES ● Adjusted EPS ● Safety - OSHA recordables ● OpEx reduction ● Excess Free Cash Flow ● Relative TSR

Total Shareholder Return Vs Peer Group

The following graphs present the relationship during 2024, 2023, 2022, and 2021 between (1) CAP to (a) each person serving as PEO and (b) our other NEOs on an average basis, and each of (2) (a) the Company’s and Peer Group’s TSR for such years and (b) the Company’s Net Income and Adjusted EPS for such years.

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Tabular List, Table

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES ● Adjusted EPS ● Safety - OSHA recordables ● OpEx reduction ● Excess Free Cash Flow ● Relative TSR

Total Shareholder Return Amount					$ 90.96	78.44	105.02	133.5
Peer Group Total Shareholder Return Amount					154.55	108.98	117.2	111.01
Net Income (Loss)					$ 461,000,000	$ (1,502,000,000)	$ 1,073,000,000	$ 1,467,000,000
Company Selected Measure Amount | $ / shares					3.06	2.84	2.9	2.96
PEO Name	Mr. Perreault	Mr. Perreault	Mr. Longhi	Mr. Walsh		Mr. Perreault	Mr. Perreault
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EPS
Non-GAAP Measure Description
(4)	Adjusted EPS is a Non-GAAP financial measure. For a discussion of adjustments, please see the “Executive Summary” section of our Compensation Discussion and Analysis (CD&A).

Measure:: 2
Pay vs Performance Disclosure
Name					Safety - OSHA recordables
Measure:: 3
Pay vs Performance Disclosure
Name					OpEx reduction
Measure:: 4
Pay vs Performance Disclosure
Name					Excess Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name					Relative TSR
Mr. Longhi
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,227,806
PEO Actually Paid Compensation Amount					6,190,474
Mr. Perreault
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,346,550	$ 9,960,170	$ 6,060,694	$ 4,107,789
PEO Actually Paid Compensation Amount					2,452,588	2,087,247	2,096,450	5,305,593
Mr. Walsh
Pay vs Performance Disclosure
PEO Total Compensation Amount								6,853,838
PEO Actually Paid Compensation Amount								11,338,149
PEO | Mr. Longhi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,039,803)
PEO | Mr. Longhi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,830,513
PEO | Mr. Longhi | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					171,958
PEO | Mr. Perreault | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,733,691)	(4,158,984)	(2,522,588)
PEO | Mr. Perreault | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,454,565	1,999,801	2,855,539
PEO | Mr. Perreault | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,912,144)	(2,073,984)	745,506
PEO | Mr. Perreault | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						168,939	151,830	48,425
PEO | Mr. Perreault | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,517,804)	(36,180)	(13,838)	(4,165)
PEO | Mr. Perreault | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(376,158)	185,588	130,931	75,087
PEO | Mr. Walsh | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								571,123
PEO | Mr. Walsh | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(4,000,639)
PEO | Mr. Walsh | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								5,650,907
PEO | Mr. Walsh | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,934,202
PEO | Mr. Walsh | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								175,908
PEO | Mr. Walsh | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(18,130)
PEO | Mr. Walsh | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								170,940
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(324,287)	(112,777)		(4,416)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					26,187	24,384	48,571	40,323
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,098,440)	(1,220,089)	(996,247)	(946,162)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					833,860	170,192	479,065	1,336,445
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					65,638	(294,986)	(1,148,318)	458,419
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,411
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,316	48,985	76,365	93,323
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(60,141)	(254,651)	(12,696)	(2,135)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 27,590	$ (2,541)	$ 43,766	$ 42,941